Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Earnings Per Share	The calculation of basic earnings per share as at December 31, 2023, 2022 and 2021 was based on the profit attributable to the Company’s shareholders divided by a weighted average number of ordinary shares outstanding, calculated as follows:
	For the year ended December 31
	2023	2022	2021
	€ in thousands (other than share and per share data)
Net profit (loss) attributed to owners of the Company	2,219	(357)	(15,090)

Net profit (loss) attributed to owners of the Company from continuing operations	4,006	(1,068)	(15,849)

Net profit (loss) attributed to owners of the Company from discontinued operation. See Note 23.	(1,787)	711	759

Weighted average ordinary shares outstanding (1)	12,852,585	12,850,118	12,824,088

Dilutive effect:
Stock options and warrants	3,462	7,796	8,637

Diluted weighted average ordinary shares outstanding	12,856,047 (2)	12,857,914 (2)	12,832,725 (2)

Basic net earning (loss) per share	0.17	(0.03)	(1.18)

Diluted net earning (loss) per share	0.17	(0.03)	(1.18)

Basic profit (loss) per share from continuing operations	0.31	(0.08)	(1.24)

Diluted profit (loss) per share from continuing operations	0.31	(0.08)	(1.24)

Basic profit (loss) per share from discontinued operation	(0.14)	0.05	0.06

Diluted profit (loss) per share from discontinued operation	(0.14)	0.05	0.06
(1)	Net of treasury shares.
(2)	In 2023, 2022 and 2021 share options and warrants did not have a dilutive effect.